Note 10 - Customer Deposits (Details Textual) - USD ($)			12 Months Ended
	Oct. 12, 2015	Feb. 24, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Proceeds from Deposits from Customers				$ 2,556,700
Spike [Member]
Proceeds from Deposits from Customers		$ 1,820,700
Navig8 Faith [Member]
Proceeds from Deposits from Customers	$ 736,000